Application of New Amended and Revised Standards and Interpretations	6 Months Ended
Jun. 30, 2023
Disclosure of initial application of standards or interpretations [abstract]
Application of New Amended and Revised Standards and Interpretations
3.
APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS
a.
Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current reporting period.

The application of the amendments to IFRSs included in Amendments to IAS 1 and IFRS Practice Statement 2 Disclosure of accounting policies, Amendment to IAS 8 Definition of accounting estimates, IFRS 17 Insurance Contracts and Amendment to IAS 12 Deferred tax related to assets and liabilities arising from a single transaction has had no material impact on disclosures or amounts in the Company’s consolidated financial statements.

b.
New and revised IFRSs issued but not yet effective

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective:

New IFRSs	Description
IFRS 10 and IAS 28 (amendments)	Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
Amendments to IAS 1	Classification of Liabilities as Current or Non-current
Amendments to IAS 1	Non-current Liabilities with Covenants
Amendments to IFRS 16	Lease Liability in a Sale and Leaseback

The Company anticipates that the application of these amendments may have an impact on the consolidated financial statements in future periods should such transactions arise.